ACQUISITIONS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3 – ACQUISITIONS

On January 2, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party. As consideration for the purchase, the Company paid $50,000 in cash and issued 250,000 shares of its common stock with a fair value of $187,500. In conjunction with the Website Asset Purchase Agreement, the Company also entered into a Website Management Agreement. Under the terms of the Website Management Agreement, which expires on December 31, 2017, the Company agreed to pay $30,000 per year for full-time services in managing the website.  The acquisition was accounted following ASC 805 “Business Combinations.”  The operations of the website prior to the Company’s acquisition were immaterial; therefore, pro forma information was not presented.  There were no costs of acquisition incurred as a result of this purchase.

On February 17, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party for an aggregate purchase price of $102,000. The purchase price consisted of a cash payment of $27,000, payable at a rate of $1,500 per month beginning on the closing date, and 100,000 shares of the Company’s common stock with a fair value of $75,000. The asset acquisition was accounted for as a purchase of assets in accordance with Rule 11-01 (d) of Regulation S-X and ASC 805-10-55-4. There were no costs of acquisition incurred as a result of the asset purchase.

On April 14, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party for a purchase price of $50,000 in cash.  The acquisition was accounted for following ASC 805 "Business Combinations."  The operations of the website prior to the Company's acquisition were immaterial; therefore, pro forma information was not presented. There were no costs of acquisition incurred as a result of this purchase.

On June 1, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party for a purchase price of $50,000 in cash. The asset acquisition was accounted for as a purchase of assets in accordance with Rule 11-01 (d) of Regulation S-X and ASC 805-10-55-4. There were no costs of acquisition incurred as a result of the asset purchase.

On January 2, 2016, the Company closed the acquisition of warisboring.com pursuant to the terms and conditions of the Website Asset Purchase Agreement dated December 4, 2015 for an aggregate purchase price of $250,000.  The purchase price consisted of a cash payment of $100,000 at the January 4, 2016 closing and the balance of $150,000, payable monthly in an amount equal to 30% of the net revenues from the website, when collected, with the total amount of the earn out to be paid by January 4, 2019. The Company recorded the future monthly payments totaling $150,000 at a present value of $117,268, net of discount of $32,732.  The present value was calculated at a discount rate of 12% (which is the Company’s most recent borrowing rate) using the estimated future revenues from the website to estimate the payment dates.  The estimated future revenues from the website were based on the average historical monthly revenues from the website prior to the Company’s acquisition.  During 2016, the Company amortized $10,911 of this discount. The acquisition was accounted following ASC 805 “Business Combinations.”  Under the purchase method of accounting, the transaction was valued for accounting purposes at $217,268, which was the fair value of warisboring.com. The Company has initially determined there was only two amortizable intangible assets. The acquisition date estimated fair value of the consideration transferred consisted of the following:

Customer and related relationships	$39,578
Website	177,690
Total	$217,268

The above estimated fair value of the intangible assets are based on a preliminary purchase price allocation prepared by management.  As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, we may record adjustments to the asset acquired, with the corresponding offset to website.  After the preliminary purchase price allocation period, we record adjustments to assets acquired subsequent to the purchase price allocation period in our operating results in the period in which the adjustments were determined.

On February 2, 2016, the Company entered into a Website Asset Purchase Agreement with unrelated third parties for a purchase price of $15,000 in cash.  The acquisition was accounted for following ASC 805 "Business Combinations."  The operations of the website prior to the Company's acquisition were immaterial; therefore, pro forma information was not presented. There were no costs of acquisition incurred as a result of this purchase.

On December 16, 2016, with an effective date of December 15, 2016 under the terms of the Asset Purchase Agreement, we acquired the assets constituting the Black Helmet apparel business from Sostre Enterprises, Inc., including various website properties and content, social media content, inventory and other intellectual property rights.  The consideration for the acquisition consisted of $250,000 in cash, 200,000 shares of our common stock valued at $170,000, the assumption of $40,000 in liabilities and the forgiveness of working capital advances we had previously made to the seller totaling $200,000.

A summary of assets acquired is as follows:

Inventory	$58,000
Intangibles – website	80,000
Intangibles – trade name	150,000
Intangibles – customer relationships	252,000
Intangibles – non compete agreements	120,000
Total assets acquired	$660,000

Pro forma results

The following table sets forth the unaudited pro forma results of the Company as if the acquisition of the Warisboring.com website and the assets constituting the Black Helmet apparel business had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the assets been acquired as of the first day of the periods presented.

	Year ended December 31,
	2016	2015
Total revenue	$3,064,423	$3,189,217
Total expenses	6,048,465	5,194,111
Net loss attributable to common shareholders	$(3,264,724)	$(2,343,578)
Basic and diluted net loss per share	$(0.08)	$(0.07)

At December 31, 2016 and December 31, 2015, website acquisition assets consisted of the following:

	December 31,
	2016	2015
Website Acquisition Assets	$1,739,179	$1,054,444
Less: Accumulated Amortization	(581,045)	(328,911)
Less: Impairment Loss	(191,020)	(95,247)
Website Acquisition Assets, net	$967,114	$630,286

Non-cash amortization expense for the years ending December 31, 2016 and 2015 was $252,134 and $181,905 respectively.

Non-cash impairment expense for the years ending December 31, 2016 and 2015 was $95,773 and $70,531 respectively.

In connection with the acquisition of the Black Helmet apparel business, the Company recognized $150,000 attributable to tradenames acquired.